Submission	Mar. 20, 2026
Submission [Line Items]
Central Index Key	0002022097
Registrant Name	MEDI Group Ltd
Registration File Number	333-289774
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES